Financial Instrument Risk Management - Mortgages and Loans by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of external credit grades [line items]
Carrying value	$ 165,557	$ 173,735
Mortgages
Disclosure of external credit grades [line items]
Carrying value	15,360	15,485
Mortgages | Credit risk
Disclosure of external credit grades [line items]
Carrying value	15,360	15,485
Mortgages | Credit risk | Insured
Disclosure of external credit grades [line items]
Carrying value	4,174	4,218
Mortgages | Credit risk | AA
Disclosure of external credit grades [line items]
Carrying value	1,769	1,640
Mortgages | Credit risk | A
Disclosure of external credit grades [line items]
Carrying value	5,917	4,979
Mortgages | Credit risk | BBB
Disclosure of external credit grades [line items]
Carrying value	2,911	3,814
Mortgages | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Carrying value	589	822
Mortgages | Credit risk | Impaired
Disclosure of external credit grades [line items]
Carrying value	0	12
Loans
Disclosure of external credit grades [line items]
Carrying value	40,901	36,207
Loans | Credit risk
Disclosure of external credit grades [line items]
Carrying value	40,901	36,207
Loans | Credit risk | AAA
Disclosure of external credit grades [line items]
Carrying value	274	192
Loans | Credit risk | AA
Disclosure of external credit grades [line items]
Carrying value	5,712	4,994
Loans | Credit risk | A
Disclosure of external credit grades [line items]
Carrying value	16,891	14,231
Loans | Credit risk | BBB
Disclosure of external credit grades [line items]
Carrying value	15,920	14,632
Loans | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Carrying value	2,071	2,139
Loans | Credit risk | Impaired
Disclosure of external credit grades [line items]
Carrying value	$ 33	$ 19